NOTE 3. SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies adopted by the Group in the preparation of the consolidated financial statements. The accounting policies have been consistently applied, unless otherwise stated.

(a)       Basis of Preparation

The consolidated financial statements have been prepared on the accrual basis and are based on historical costs modified by the revaluation of selected non-current assets, financial assets and financial liabilities for which the fair value basis of accounting has been applied.

(b)       Principles of Consolidation

The consolidated financial statements comprise the financial statements of IMTE and its subsidiaries as at December 31, 2021 (the "Group"). Subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases. A list of the controlled entities as at December 31, 2021 is disclosed in Note 23 to the consolidated financial statements.

All inter-company balances and transactions between entities within the Group, including any unrealized profits or losses, have been eliminated upon consolidation.

Non-controlling interest in the results and equity of subsidiaries are shown separately in the consolidated statements of profit or loss and other comprehensive income or loss and consolidated statements of financial position of the Group.

(c)       Business Combinations

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred by the Company to obtain control of a subsidiary is calculated as the sum of the acquisition-date fair values of assets transferred, liabilities incurred and the equity interests issued by the Company, which includes the fair value of any asset or liability arising from a contingent consideration arrangement. Acquisition costs are expensed as incurred, except if related to the issue of debt or equity securities.

The Company recognizes identifiable assets acquired and liabilities assumed in a business combination regardless of whether they have been previously recognized in the acquiree's financial statements prior to the acquisition. Assets acquired and liabilities assumed are generally measured at their acquisition-date fair values.

Goodwill is stated after separate recognition of identifiable intangible assets. It is calculated as the excess of the sum of: (a) fair value of consideration transferred, (b) the recognized amount of any non-controlling interest in the acquiree, and (c) acquisition-date fair value of any existing equity interest in the acquiree, over the acquisition-date fair values of identifiable net assets.

Any contingent consideration to be transferred by the acquirer is recognized at acquisition-date fair value. Subsequent adjustments to consideration are recognized against goodwill only to the extent that they arise from new information obtained within the measurement period (a maximum of 12 months from the acquisition date) about the fair value at the acquisition date. All other subsequent adjustments to contingent consideration classified as an asset or a liability are recognized in the consolidated statement of profit or loss.

(d)       Current and deferred income tax

Income tax for the year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognised in profit or loss except to the extent that they relate to items recognised in other comprehensive income / loss or directly in equity, in which case the relevant amounts of tax are recognised in other comprehensive income or directly in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. Deferred tax assets also arise from unused tax losses and unused tax credits.

Apart from certain limited exceptions, all deferred tax liabilities, and all deferred tax assets to the extent that it is probable that future taxable profits will be available against which the asset can be utilised, are recognised. Future taxable profits that may support the recognition of deferred tax assets arising from deductible temporary differences include those that will arise from the reversal of existing taxable temporary differences, provided those differences relate to the same taxation authority and the same taxable entity, and are expected to reverse either in the same period as the expected reversal of the deductible temporary difference or in periods into which a tax loss arising from the deferred tax asset can be carried back or forward. The same criteria are adopted when determining whether existing taxable temporary differences support the recognition of deferred tax assets arising from unused tax losses and credits, that is, those differences are taken into account if they relate to the same taxation authority and the same taxable entity, and are expected to reverse in a period, or periods, in which the tax loss or credit can be utilised.

The limited exceptions to recognition of deferred tax assets and liabilities are those temporary differences arising from goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affect neither accounting nor taxable profit (provided they are not part of a business combination), and temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilised. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset. Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities, if the Company or the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

(i)	in the case of current tax assets and liabilities, the Group intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously; or

(ii)	in the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either:

- the same taxable entity; or

- different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered, intend to realize the current tax assets and settle the current tax liabilities on a net basis or realized and settle simultaneously.

(e)       Intangible Assets

(i)        Acquired both separately and from a business combination

Purchased intangible assets are initially measured at cost. The cost of an intangible asset acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets are measured at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at each financial year end.

(ii)       Autostereoscopic 3D display technologies and knowhow

The autostereoscopic 3D display technologies and knowhow acquired in the business combination is measured at fair value as at the date of acquisition. These costs are amortized over the estimated useful life of 8 years and are tested for impairment where an indicator of impairment exists. The useful lives are also examined on an annual basis and adjustments, where applicable, are made on a prospective basis. Please refer to Note 15 for impairment review of these autostereoscopic 3D display technologies and knowhow.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(iii)       Research and development costs

Development projects in the consolidated statements of financial position represent the development costs directly attributable to and incurred for internal technology projects of the Group. An intangible asset arising from development expenditure on an internal technology project is recognised and included in development projects only when the Group can demonstrate the technical feasibility of completing the intangible asset or technology so that it will be available for application in existing or new products or for sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the development, the ability to measure reliably the expenditure attributable to the intangible asset during its development and the ability to use the tangible asset generated. For labour costs, all research and development member salaries that are directly attributable to the technology project are capitalised. Administrative staff and costs are recognised in the profit or loss instead of capitalising this portion of costs. Following the initial recognition of the development expenditure, the cost model is applied requiring the asset to be carried at cost less any accumulated impairment losses. The amortisation rate of these intangible assets was determined on the basis of the estimated useful life from the time that the relevant asset is taken into use.

(iv)       Intellectual property

Expenditure incurred on patents, trademarks or licenses are capitalized from the date of application. They have a definite useful life and are carried at cost less accumulated amortization. They are amortized using the straight-line method over their estimated useful lives for a period of 8 to 15 years.

(v)       Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives ranging (2-5 years). Costs associated with maintaining computer software are recognized as an expense when incurred.

(f)       Inventories

Finished goods are stated at the lower of cost and net realizable value on a "first in first out" basis. Cost comprises direct materials and delivery costs, import duties and other taxes. Costs of purchased inventories are determined after deducting rebates and discounts received or receivable. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

(g)       Leases

The Group has applied IFRS 16 using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately.

The policy applicable from 1 January 2019

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

This policy is applied to contracts entered into, on or after 1 January 2019.

As a lessee

At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative and-alone prices. However, for the leases of property the Group has elected not to separate lease components and account for the lease and non-lease components as a single lease component.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

Lease payments included in the measurement of the lease liability comprise the following:

- fixed payments, including in-substance fixed payments;

- variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

- amounts expected to be payable under a residual value guarantee; and

- the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group's estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Group presents right-of-use assets that do not meet the definition of investment property in property, plant and equipment' and lease liabilities in loans and borrowings' in the statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognise right-of-use assets and lease liabilities for leases of low value assets and short-term leases, including IT equipment. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Policy applicable before 1 January 2019

For contracts entered into before 1 January 2019, the Group determined whether the arrangement was or contained a lease based on the assessment of whether: fulfilment of the arrangement was dependent on the use of a specific asset or assets; and the arrangement had conveyed a right to use the asset. An arrangement conveyed the right to use the asset if one of the following was met: the purchaser had the ability or right to operate the asset while obtaining or controlling more than an insignificant amount of the output; the purchaser had the ability or right to control physical access to the asset while obtaining or controlling more than an insignificant amount of the output; or; amounts expected to be payable under a residual value guarantee; and facts and circumstances indicated that it was remote that other parties would take more than an insignificant amount of the output, and the price per unit was neither fixed per unit of output nor equal to the current market price per unit of output.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

As a lessee

In the comparative period, where the Group acquires the use of assets under finance leases, the amounts representing the fair value of the leased asset, or, if lower, the present value of the minimum lease payments, of such assets are recognised as plant and equipment and the corresponding liabilities, net of finance charges, are recorded as obligations under finance leases. Depreciation is provided at rates which write off the cost or valuation of the assets over the term of the relevant lease or, where it is likely the Group will obtain ownership of the asset, the life of the asset, as set out in note 3(k). Impairment losses are accounted for in accordance with an accounting policy as set out in note 3(h). Finance charges implicit in the lease payments are charged to profit or loss over the period of the leases so as to produce an approximately constant periodic rate of charge on the remaining balance of the obligations for each accounting period. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.

Lease payments for operating leases, where substantially all the risks and benefits remain with the lessor, are charged as expenses on a straight line basis unless another method is more representative of the pattern to the

(h)       Impairment of Assets

Internal and external sources of information are reviewed at the end of each reporting period to identify indications that the following assets may be impaired or, except in the case of goodwill, an impairment loss previously recognised no longer exists or may have decreased:

- property, plant and equipment (other than properties carried at revalued amounts);

- intangible assets; and

- goodwill.

If any such indication exists, the asset's recoverable amount is estimated. In addition for goodwill, intangible assets that are not yet available for use and intangible assets that have indefinite useful lives, the recoverable amount is estimated annually whether or not there is any indication of impairment.

(i)       Calculation of recoverable amount

The recoverable amount of an asset is the greater of its fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where an asset does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit).

(ii)       Recognition of impairment losses

An impairment loss is recognized in profit or loss if the carrying amount of an asset, or the cash-generating unit to which it belongs, exceeds its recoverable amount. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit (or group of units) and then, to reduce the carrying amount of the other assets in the unit (or group of units) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

(iii)       Reversals of impairment losses

In respect of assets other than goodwill, an impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss in respect of goodwill is not reversed.

A reversal of an impairment loss is limited to the asset's carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(i)       Trade deposits

Trade deposits are payments in advance to suppliers of equipment, products and services, which are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method less impairment losses, except where the effect of discounting would be immaterial.

(j)       Plant and Equipment

Items of plant and equipment are measured at cost less accumulated depreciation and impairment losses.

The carrying amount of plant and equipment is reviewed annually by the directors to ensure it is not in excess of the recoverable amount from those assets. The recoverable amount is assessed on the basis of the expected net cash flows that will be received from the asset's employment and subsequent disposal. The expected net cash flows have been discounted to their present values in determining recoverable amounts.

The depreciable amount of all fixed assets are depreciated over their estimated useful lives to the Group commencing from the time the assets is held ready for use.

Depreciation is calculated on a straight-line basis to write the net cost of each item of plant and equipment over their expected useful lives. The depreciation rates used for each class of depreciable assets are generally as follows:

Class of fixed assets	Depreciation rate
Leasehold Improvements	lesser of 5 years or lease term
Office Furniture and Equipment	5-12 years
Machinery	5-12 years

Gains and losses on disposal are determined by deducting the net book value of the assets from the proceeds of sale and are booked to the profit or loss in the year of disposal.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)       Foreign Currency Translation

(i)       Functional and presentation currency

Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in Australian Dollars ("A$"), which is the Group's presentation currency.

(ii)       Transactions and balances

Foreign currency transactions during the year are translated at the foreign exchange rates ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the end of the reporting period. Exchange gains and losses are recognized in profit or loss, except those arising from foreign currency borrowings used to hedge a net investment in a foreign operation which are recognized in other comprehensive income.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the foreign exchange rates ruling at the transaction dates. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated using the foreign exchange rates ruling at the dates the fair value was measured.

(iii)       Group companies

The results of foreign operations are translated into Australian Dollars at the exchange rates approximating the foreign exchange rates ruling at the dates of the transactions. Statement of financial position items, are translated into Australian Dollars at the closing foreign exchange rates at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

On disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation is reclassified from equity to profit or loss when the profit or loss on disposal is recognized.

For years ended December 31, 2021 and 2020, the comprehensive income was A$762,348 and A$883,878 respectively which was mainly resulted from the translation of the foreign operations in Hong Kong (HK$), China (RMB) and United States (USA) into Australia dollars. The significant monetary items denominated in currencies other than Australia dollars include intangible assets and goodwill, due to related companies, amount due to ultimate holding company, borrowings, convertible bonds and derivative financial instruments.

(l)       Trade and Other Receivables

Trade receivables are recognized at original invoice amounts less an allowance for uncollectible amounts and have repayment terms between 30 and 90 days. Collectability of trade receivables is assessed on an ongoing basis. Debts which are known to be uncollectible are written off. An allowance is made for doubtful debts where there is objective evidence that the Group will not be able to collect all amounts due according to the original terms. Objective evidence of impairment includes financial difficulties of the debtor, default payments or debts more than 30 days overdue. On confirmation that the trade receivable will not be collectible, the gross carrying value of the asset is written off against the associated provision.

(m)       Trade and Other Payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are paid on normal commercial terms.

(n)       Provisions and Contingent Liabilities

Provisions are recognized for other liabilities of uncertain timing or amount when the Group has a legal or constructive obligation arising as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(o)       Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities, which are not an incremental cost relating to the actual draw-down of the facility, are recognized as an offset against the liability balance and amortized on a straight-line basis over the term of the facility.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of the financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in other income or other expenses.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

(p)       Borrowing Costs

Borrowing costs that are directly attributable to the acquisition, construction or production of an asset which necessarily takes a substantial period of time to get ready for its intended use or sale are capitalised as part of the cost of that asset. Other borrowing costs are expensed in the period in which they are incurred.

The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalisation of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

(q)       Convertible Promissory Note

Convertible promissory note that can be converted into ordinary shares at the option of the holder, where the number of shares to be issued is fixed, are accounted for as compound financial instruments, i.e. they contain both a liability component and an equity component.

At initial recognition the liability component of the convertible promissory note is measured at fair value based on the future interest and principal payments, discounted at the prevailing market rate of interest for similar non-convertible instruments. The equity component is the difference between the initial fair value of the convertible promissory note as a whole and the initial fair value of the liability component. Transaction costs that relate to the issue of a compound financial instrument are allocated to the liability and equity components in proportion to the allocation of proceeds.

The liability component is subsequently carried at amortised cost. Interest expense recognised in profit or loss on the liability component is calculated using the effective interest method. The equity component is recognised in the capital reserve until either the bonds are converted or redeemed.

If the note are converted, the capital reserve, together with the carrying amount of the liability component at the time of conversion, is transferred to share capital and share premium as consideration for the shares issued. If the note are redeemed, the capital reserve is released directly to retained profits.

(r)       Derivative Financial Instruments

Derivative financial instruments are recognised at fair value. At the end of each reporting period the fair value is remeasured. The gain or loss on remeasurement to fair value is recognised immediately in profit or loss.

(s)       Employee Benefits

(i)       Employee leave entitlements

Employee entitlements to annual leave are recognised when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the date of the statement of financial position.

Employee entitlements to sick leave and maternity leave are not recognised until the time of leave.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(ii)       Pension obligations

Salaries, annual bonuses, paid annual leave, contributions to defined contribution retirement plans and the cost of non-monetary benefits are accrued in the year in which the associated services are rendered by employees. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

(t)       Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and call deposits with banks or financial institutions and net of bank overdrafts.

(u)       Revenue

Revenue is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. The underlying principle is to recognize revenue when a customer obtains control of the promised goods at an amount that reflects the consideration that is expected to be received in exchange for those goods. It also requires increased disclosures including the nature, amount, timing, and uncertainty of revenues and cash flows related to contracts with customers. We adopted IFRS 15 Revenue from Contracts with Customers at the beginning of 2018, and implemented new accounting policies and internal controls necessary to support its requirements. The adoption of IFRS 15 did not have any impact on our revenue recognition.

We recognize revenue upon transfer of control of the promised goods in a contract with a customer in an amount that reflects the consideration we expect to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer. We account for a contract with customer when we have approval and commitment from both parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. We identify separated contractual performance obligations and evaluate each distinct performance obligation within a contract, whether it is satisfied at a point in time or over time. All of our performance obligations for the reported periods were satisfied at a point in time.

Revenue is allocated among performance obligations in a manner that reflects the consideration that we expect to be entitled to for the promised goods based on standalone selling prices (SSP). SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the observable price of the product when we sell the goods separately in similar circumstances and to similar customers.

Until January 1, 2018, revenues from sales of products and services were recognized upon delivery provided that the collection of the resulting receivable was reasonably assured, there was persuasive evidence of an arrangement, no significant obligations remained and the price was fixed or determinable.

The product warranties, which in the great majority of cases includes component and functional errors, are usually granted for a one year period from legal transfer of the product. For the customers, the specific warranty period and the specific warranty terms are part of the basis of the individual contract.

Warranty provisions include only standard warranty, whereas services purchased in addition to the standard warranty are included in the services contracts.

Interest Income

Revenue is recognized as interest accrues using the effective interest method.

(v)       Sales Taxes

Revenues, expenses and assets are recognized net of the amount of goods and services tax ("GST") or valued-added tax ("VAT"), except where the amount of GST or VAT incurred is not recoverable from the Australian Taxation Office or taxation authorities in other jurisdictions. In these circumstances, the GST or VAT is recognized as part of the cost of acquisition of the assets or as part of an item of expense. Receivables and payables in the consolidated statement of financial position are shown inclusive of GST or VAT.

Cash flows are included in the consolidated statement of cash flows on a gross basis and the GST or VAT component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority are classified as operating cash flows.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(w)       Earnings Per Share

(i)       Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Group, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

(ii)       Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

(x)       Issued Capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Incremental costs directly attributable to the issue of new shares or options for the acquisition of a business are not included in the cost of the acquisition as part of the purchase consideration.

(y)       Related Party Transactions

For the purpose of these consolidated financial statements, related party includes a person and entity as defined below:

(i)       A person, or a close member of that person's family, is related to the Group if that person:

(i)               has control or joint control over the Group;

(ii)             has significant influence over the Group; or

(iii)            is a member of the key management personnel of the Group or the Group's parent.

(ii)       An entity is related to the Group if any of the following conditions applies:

(i)               the entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)             one entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)            both entities are joint ventures of the same third party.

(iv)            one entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)             the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)            the entity is controlled or jointly controlled by a person identified in (i).

(z) Government grants

Government grants are recognized at fair value where there is reasonable assurance that the grant will be received and all grant conditions will be met. Grants relating to expenses are recognised as income over the periods necessary to match grants to the costs are compensating. Grants relating to assets are credited to deferred income at fair value and are credited to income over the expected useful life of the assets on a straight line basis.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(aa) Fair Value

Fair values may be used for financial asset and liability measurement and for sundry disclosures.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is based on the presumption that the transaction takes place either in the principal market for the asset or liability or, in the absence of a principal market, in the most advantageous market. The principal or most advantageous market must be accessible to, or by, the Group.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest.

The fair value measurement of a non-financial asset takes into account the market participant's ability to generate economic benefits by using the asset at its highest and best use or by selling it to another market participant that would use the asset at its highest and best use.

In measuring fair value, the Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

(ab) Financial assets

The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. Regular way purchases or sales of financial assets are recognized and derecognized on a trade date or settlement date basis for which financial assets were classified in the same way, respectively. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

(i)       Category of financial assets and measurement

Financial assets are classified into the following categories: financial assets at FVTPL, investments in debt instruments and equity instruments at FVTOCI, and financial assets at amortized cost.

(i)       Financial asset at FVTPL

For certain financial assets which include debt instruments that do not meet the criteria of amortized cost or FVTOCI, it is mandatorily required to measure them at FVTPL. Any gain or loss arising from remeasurement is recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest earned on the financial asset.

(ii)       Investments in debt instruments at FVTOCI

Debt instruments with contractual terms specifying that cash flows are solely payments of principal and interest on the principal amount outstanding, together with objective of collecting contractual cash flows and selling the financial assets, are measured at FVTOCI.

Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment gains or losses on investments in debt instruments at FVTOCI are recognized in profit or loss. Other changes in the carrying amount of these debt instruments are recognized in other comprehensive income and will be reclassified to profit or loss when these debt instruments are disposed.

(iii)       Investments in equity instruments at FVTOCI

On initial recognition, the Company may irrevocably designate investments in equity investments that is not held for trading as at FVTOCI.

Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity.

Dividends on these investments in equity instruments at FVTOCI are recognized in profit or loss when the Company's right to receive the dividends is established, unless the Company's rights clearly represent a recovery of part of the cost of the investment.

(iv)       Measured at amortized cost

Cash and cash equivalents, debt instrument investments, notes and accounts receivable (including related parties), other receivables and refundable deposits are measured at amortized cost.

Debt instruments with contractual terms specifying that cash flows are solely payments of principal and interest on the principal amount outstanding, together with objective of holding financial assets in order to collect contractual cash flows, are measured at amortized cost.

(ii)       Impairment of financial assets

At the end of each reporting period, a loss allowance for expected credit loss is recognized for financial assets at amortized cost (including accounts receivable) and for investments in debt instruments that are measured at FVTOCI.

The loss allowance for accounts receivable is measured at an amount equal to lifetime expected credit losses. For financial assets at amortized cost and investments in debt instruments that are measured at FVTOCI, when the credit risk on the financial instrument has not increased significantly since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from possible default events of a financial instrument within 12 months after the reporting date. If, on the other hand, there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from all possible default events over the expected life of a financial instrument.

The Company recognizes an impairment loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and does not reduce the carrying amount of the financial asset.

(iii)       Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity.

On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset's carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in a debt instrument at FVTOCI, the difference between the asset's carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVTOCI, the cumulative gain or loss that had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

(ac) New, Revised or Amending Accounting Standards and Interpretations

(i)       The Group has applied the following standards and amendments for first time in their annual reporting period commencing January 1, 2021:

Interest Rate Benchmark Reform - Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

• A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

• Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued

• Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component

These amendments had no impact on the consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

Covid-19-Related Rent Concessions beyond 30 June 2021 Amendments to IFRS 16

On 28 May 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.

The amendment was intended to apply until 30 June 2021, but as the impact of the Covid-19 pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022.The amendment applies to annual reporting periods beginning on or after 1 April 2021. However, the Group has not received Covid-19-related rent concessions but plans to apply the practical expedient if it becomes applicable within allowed period of application.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(ii)       New standards and interpretations not yet adopted

A number of new standards, amendments to standards and interpretations issued by the IASB which are not yet mandatorily applicable to the Group have not been applied in preparing these consolidated financial statements. Those which may be relevant to the Group are set out as below and not expected to have a significant impact on the Group"s consolidated financial statements. The Group does not plan to adopt these standards early.

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRS Standards 2018-2020 Cycle "Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases and IAS 41 Agriculture"	January 1, 2022
Amendments to IFRS 3 "Reference to the Conceptual Framework"	January 1, 2022
Amendments to IFRS 10 and IAS 28 "Sales or Contribution of Assets between an Investor and its Associate or Joint Venture"	To be determined by IASB
Amendments to IAS 1 "Classification of Liabilities as Current or Non-current"	January 1, 2023
Amendments to IAS 1 "Disclosure of Accounting Policies"	January 1, 2023
Amendments to IAS 8 "Definition of Accounting Estimates"	January 1, 2023
Amendments to IAS 12 "Deferred Tax related to Assets and Liabilities arising from a Single Transaction"	January 1, 2023
Amendments to IAS 16 "Property, Plant and Equipment: Proceeds before Intended Use"	January 1, 2022
Amendments to IAS 37 "Onerous Contracts - Costs of Fulfilling a Contract"	January 1, 2022

(ad) Critical Accounting Judgments, Estimates and Assumptions

The preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgments, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgments and estimates will seldom equal the related actual results. The judgments, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(i)       Provision for impairment of receivables

The provision for impairment of receivables assessment requires a degree of estimation and judgment. The level of provision is assessed by taking into account the recent sales experience, the ageing of receivables, historical collection rates and specific knowledge of the individual debtor's financial position. Refer to Note 12 for further details.

(ii)       Estimation of useful lives of assets

The Group determines the estimated useful lives and related depreciation and amortization charges for its plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other events. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down. Please refer to Note 3(e) and 3(j) for further detail.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(iii)       Income tax

The Group is subject to income taxes in the jurisdictions in which it operates. Significant judgment is required in determining the provision for income tax and in assessing whether deferred tax assets and certain deferred tax liabilities are recognized in the consolidated statement of financial position. Deferred tax assets, including those arising from unrecouped tax losses, capital losses and temporary differences, are recognized only where it is considered more likely than not that they will be recovered, which is dependent on the generation of sufficient future taxable profits. Assumptions about the generation of future taxable profits depend on management's estimates of future cash flows. In addition, there are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on the Group's current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

Judgements are also required about the application of income tax legislation. These judgements and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized in the statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or all of the carrying amounts of recognized deferred tax assets and liabilities may require adjustments, resulting in a corresponding credit or charge to the consolidated statement of profit or loss and comprehensive income.

(iv)       Capitalized technology development expenditure in intangibles

In determining which technology development expenditure may be capitalized the Group applies judgement to distinguish those costs which have a direct relationship to the criteria for capitalization described in accounting policy Note 3e, from those which should be expensed in the period incurred. This involves evaluating the nature of work performed by staff as well as universities, educational and professional institutions, third party consultants and contractors, and in many cases includes a judgmental apportionment of costs.

(v)       Impairment of non-financial assets

The Group assesses impairment of all assets (including intangible assets) at each reporting date by evaluating conditions specific to the Group and to the particular asset that may lead to impairment. These include product, technology, economic and political environments and future product expectations. If an impairment trigger exists the recoverable amount of the asset is determined. Given the current uncertain economic environment management considered that the indicators of impairment were significant enough and as such these assets have been tested for impairment in this financial period. Refer to Note 3(h) for details regarding the method and assumptions used.

(vi)       Fair value of convertible bonds

The fair value of convertible bonds are determined using valuation techniques including reference to other instruments that are substantially the same, discounted cash flow analysis and option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values.

(vii)       Fair value of derivative financial instruments

The fair values of derivative financial instruments that are not quoted in active markets are determined by using valuation techniques. Valuation techniques used include discounted cash flows analysis and models with built-in functions available in externally acquired financial analysis or risk management systems widely used by the industry such as option pricing models. To the extent practical, the models use observable data. In addition, valuation adjustments may be adopted if factors such as credit risk are not considered in the valuation models. Management judgement and estimates are required for the selection of appropriate valuation parameters, assumptions and modelling techniques.

(viii)       Valuation of Inventory

Inventories are stated at the lower of cost or net realizable value, and the Group uses estimate to determine the net realizable value of inventory at the end of each reporting period.

The Group estimates the net realizable value of inventory for normal waste, obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is determined mainly based on assumptions of future demand within a specific time horizon.